Guarantor Financial Statements (Tables)	9 Months Ended	12 Months Ended
	Jul. 03, 2016	Sep. 27, 2015
Guarantor Financial Statements [Abstract]
Consolidated Statements of Balance Sheets with Guarantor Information [Table Text Block]
Consolidated Balance Sheets (unaudited)
(In millions)

	July 3, 2016
Assets	Parent/Issuer	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated Total
Current assets:
Cash and cash equivalents	$—	$375	$97	$—	$472
Short-term investments - available-for-sale securities	—	153	—	—	153
Restricted cash	—	115	8	—	123
Accounts receivable	—	293	26	—	319
Intercompany receivable	—	592	—	(592)	—
Merchandise inventories	—	452	71	—	523
Prepaid expenses and other current assets	—	131	16	—	147
Deferred income taxes	—	188	—	—	188
Total current assets	—	2,299	218	(592)	1,925
Property and equipment, net of accumulated depreciation and amortization	—	3,003	373	—	3,376
Long-term investments - available-for-sale securities	—	—	—	—	—
Investments in consolidated subsidiaries	4,498	101	468	(5,067)	—
Goodwill	—	703	7	—	710
Intangible assets, net of accumulated amortization	1	65	10	—	76
Deferred income taxes	—	139	4	—	143
Other assets	7	18	20	—	45
Total assets	$4,506	$6,328	$1,100	$(5,659)	$6,275

Liabilities and Shareholders’ Equity
Current liabilities:
Current installments of long-term debt and capital lease obligations	$—	$3	$—	$—	$3
Accounts payable	—	209	83	—	292
Intercompany payable	280	—	312	(592)	—
Accrued payroll, bonus and other benefits due team members	—	382	27	—	409
Dividends payable	43	—	—	—	43
Other current liabilities	5	547	25	—	577
Total current liabilities	328	1,141	447	(592)	1,324
Long-term debt and capital lease obligations, less current installments	993	48	8	—	1,049
Deferred lease liabilities	—	579	47	—	626
Other long-term liabilities	—	89	2	—	91
Total liabilities	1,321	1,857	504	(592)	3,090

Commitments and contingencies

Total shareholders’ equity	3,185	4,471	596	(5,067)	3,185
Total liabilities and shareholders’ equity	$4,506	$6,328	$1,100	$(5,659)	$6,275

Consolidated Balance Sheets (unaudited)
(In millions)

	September 27, 2015
Assets	Parent/Issuer	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated Total
Current assets:
Cash and cash equivalents	$—	$147	$90	$—	$237
Short-term investments - available-for-sale securities	—	155	—	—	155
Restricted cash	—	115	12	—	127
Accounts receivable	—	194	24	—	218
Intercompany receivable	—	533	—	(533)	—
Merchandise inventories	—	430	70	—	500
Prepaid expenses and other current assets	—	96	12	—	108
Deferred income taxes	—	199	—	—	199
Total current assets	—	1,869	208	(533)	1,544
Property and equipment, net of accumulated depreciation and amortization	—	2,832	331	—	3,163
Long-term investments - available-for-sale securities	—	63	—	—	63
Investments in consolidated subsidiaries	4,060	93	445	(4,598)	—
Goodwill	—	703	7	—	710
Intangible assets, net of accumulated amortization	—	69	10	—	79
Deferred income taxes	—	141	3	—	144
Other assets	10	18	10	—	38
Total assets	$4,070	$5,788	$1,014	$(5,131)	$5,741

Liabilities and Shareholders’ Equity
Current liabilities:
Current installments of long-term debt and capital lease obligations	$—	$3	$—	$—	$3
Accounts payable	—	216	79	—	295
Intercompany payable	256	—	277	(533)	—
Accrued payroll, bonus and other benefits due team members	—	411	25	—	436
Dividends payable	45	—	—	—	45
Other current liabilities	—	452	21	—	473
Total current liabilities	301	1,082	402	(533)	1,252
Long-term debt and capital lease obligations, less current installments	—	55	7	—	62
Deferred lease liabilities	—	544	43	—	587
Other long-term liabilities	—	69	2	—	71
Total liabilities	301	1,750	454	(533)	1,972

Commitments and contingencies

Total shareholders’ equity	3,769	4,038	560	(4,598)	3,769
Total liabilities and shareholders’ equity	$4,070	$5,788	$1,014	$(5,131)	$5,741

Consolidated Balance Sheets
(In millions)

	September 27, 2015
Assets	Parent/Issuer	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated Total
Current assets:
Cash and cash equivalents	$—	$147	$90	$—	$237
Short-term investments - available-for-sale securities	—	155	—	—	155
Restricted cash	—	115	12	—	127
Accounts receivable	—	194	24	—	218
Intercompany receivable	—	533	—	(533)	—
Merchandise inventories	—	430	70	—	500
Prepaid expenses and other current assets	—	96	12	—	108
Deferred income taxes	—	199	—	—	199
Total current assets	—	1,869	208	(533)	1,544
Property and equipment, net of accumulated depreciation and amortization	—	2,832	331	—	3,163
Long-term investments - available-for-sale securities	—	63	—	—	63
Investments in consolidated subsidiaries	4,060	93	445	(4,598)	—
Goodwill	—	703	7	—	710
Intangible assets, net of accumulated amortization	—	69	10	—	79
Deferred income taxes	—	141	3	—	144
Other assets	10	18	10	—	38
Total assets	$4,070	$5,788	$1,014	$(5,131)	$5,741

Liabilities and Shareholders’ Equity
Current liabilities:
Current installments of capital lease obligations	$—	$3	$—	$—	$3
Accounts payable	—	216	79	—	295
Intercompany payable	256	—	277	(533)	—
Accrued payroll, bonus and other benefits due team members	—	411	25	—	436
Dividends payable	45	—	—	—	45
Other current liabilities	—	452	21	—	473
Total current liabilities	301	1,082	402	(533)	1,252
Long-term capital lease obligations, less current installments	—	55	7	—	62
Deferred lease liabilities	—	544	43	—	587
Other long-term liabilities	—	69	2	—	71
Total liabilities	301	1,750	454	(533)	1,972

Commitments and contingencies

Total shareholders’ equity	3,769	4,038	560	(4,598)	3,769
Total liabilities and shareholders’ equity	$4,070	$5,788	$1,014	$(5,131)	$5,741
Consolidated Balance Sheets
(In millions)

	September 28, 2014
Assets	Parent/Issuer	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated Total
Current assets:
Cash and cash equivalents	$—	$96	$94	$—	$190
Short-term investments - available-for-sale securities	—	553	—	—	553
Restricted cash	—	100	9	—	109
Accounts receivable	—	179	19	—	198
Intercompany receivable	322	—	—	(322)	—
Merchandise inventories	—	387	54	—	441
Prepaid expenses and other current assets	—	86	11	—	97
Deferred income taxes	—	168	—	—	168
Total current assets	322	1,569	187	(322)	1,756
Property and equipment, net of accumulated depreciation and amortization	—	2,574	349	—	2,923
Long-term investments - available-for-sale securities	—	120	—	—	120
Investments in consolidated subsidiaries	3,524	83	407	(4,014)	—
Goodwill	—	703	5	—	708
Intangible assets, net of accumulated amortization	—	72	9	—	81
Deferred income taxes	—	129	3	—	132
Other assets	10	9	5	—	24
Total assets	$3,856	$5,259	$965	$(4,336)	$5,744

Liabilities and Shareholders’ Equity
Current liabilities:
Current installments of capital lease obligations	$—	$2	$—	$—	$2
Accounts payable	—	202	74	—	$276
Intercompany payable	—	64	258	(322)	$—
Accrued payroll, bonus and other benefits due team members	—	352	27	—	$379
Dividends payable	43	—	—	—	$43
Other current liabilities	—	527	30	—	$557
Total current liabilities	43	1,147	389	(322)	1,257
Long-term capital lease obligations, less current installments	—	53	7	—	60
Deferred lease liabilities	—	507	41	—	548
Other long-term liabilities	—	63	3	—	66
Total liabilities	43	1,770	440	(322)	1,931

Commitments and contingencies

Total shareholders’ equity	3,813	3,489	525	(4,014)	3,813
Total liabilities and shareholders’ equity	$3,856	$5,259	$965	$(4,336)	$5,744

Consolidated Statements of Operations with Guarantor Information [Table Text Block]
Consolidated Statements of Operations (unaudited)
(In millions)

	Twelve weeks ended July 3, 2016
	Parent/Issuer	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated Total
Sales	$—	$3,511	$229	$(37)	$3,703
Cost of goods sold and occupancy costs	—	2,293	160	(36)	2,417
Gross profit	—	1,218	69	(1)	1,286
Selling, general and administrative expenses	—	996	61	—	1,057
Pre-opening expenses	—	17	1	—	18
Relocation, store closure and lease termination costs	—	2	—	—	2
Operating income	—	203	7	(1)	209
Interest expense	(12)	—	—	—	(12)
Investment and other income (expense)	—	(1)	(1)	1	(1)
Equity in net income of subsidiaries	127	3	8	(138)	—
Income before income taxes	115	205	14	(138)	196
Provision for income taxes	(5)	79	2	—	76
Net income	$120	$126	$12	$(138)	$120

	Twelve weeks ended July 5, 2015
	Parent/Issuer	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated Total
Sales	$—	$3,439	$229	$(36)	$3,632
Cost of goods sold and occupancy costs	—	2,214	160	(35)	2,339
Gross profit	—	1,225	69	(1)	1,293
Selling, general and administrative expenses	—	971	61	—	1,032
Pre-opening expenses	—	12	—	—	12
Relocation, store closure and lease termination costs	—	2	—	—	2
Operating income	—	240	8	(1)	247
Investment and other income (expense)	—	5	(1)	1	5
Equity in net income of subsidiaries	154	2	13	(169)	—
Income before income taxes	154	247	20	(169)	252
Provision for income taxes	—	95	3	—	98
Net income	$154	$152	$17	$(169)	$154

Consolidated Statements of Operations (unaudited)
(In millions)

	Forty weeks ended July 3, 2016
	Parent/Issuer	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated Total
Sales	$—	$11,606	$741	$(120)	$12,227
Cost of goods sold and occupancy costs	—	7,611	516	(117)	8,010
Gross profit	—	3,995	225	(3)	4,217
Selling, general and administrative expenses	—	3,262	196	—	3,458
Pre-opening expenses	—	44	5	—	49
Relocation, store closure and lease termination costs	—	8	—	—	8
Operating income	—	681	24	(3)	702
Interest expense	(30)	—	—	—	(30)
Investment and other income (expense)	—	8	(4)	4	8
Equity in net income of subsidiaries	437	8	23	(468)	—
Income before income taxes	407	697	43	(467)	680
Provision for income taxes	(12)	265	8	—	261
Net income	$419	$432	$35	$(467)	$419

	Forty weeks ended July 5, 2015
	Parent/Issuer	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated Total
Sales	$—	$11,305	$770	$(124)	$11,951
Cost of goods sold and occupancy costs	—	7,299	542	(120)	7,721
Gross profit	—	4,006	228	(4)	4,230
Selling, general and administrative expenses	—	3,185	207	—	3,392
Pre-opening expenses	—	51	2	—	53
Relocation, store closure and lease termination costs	—	11	1	—	12
Operating income	—	759	18	(4)	773
Investment and other income (expense)	—	11	(2)	3	12
Equity in net income of subsidiaries	479	8	31	(518)	—
Income before income taxes	479	778	47	(519)	785
Provision for income taxes	—	300	6	—	306
Net income	$479	$478	$41	$(519)	$479

Statements of Operations
(In millions)

	September 27, 2015
	Parent/Issuer	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated Total
Sales	$—	$14,565	$968	$(144)	$15,389
Cost of goods sold and occupancy costs	—	9,433	679	(139)	9,973
Gross profit	—	5,132	289	(5)	5,416
Selling, general and administrative expenses	—	4,182	290	—	4,472
Pre-opening expenses	—	65	2	—	67
Relocation, store closure and lease termination costs	—	15	1	—	16
Operating income (loss)	—	870	(4)	(5)	861
Investment and other income, net of interest expense	—	16	(3)	4	17
Equity in net income of subsidiaries	536	9	38	(583)	—
Income before income taxes	536	895	31	(584)	878
Provision for income taxes	—	345	(3)	—	342
Net income	$536	$550	$34	$(584)	$536

	September 28, 2014
	Parent/Issuer	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated Total
Sales	$—	$13,408	$920	$(134)	$14,194
Cost of goods sold and occupancy costs	—	8,648	632	(130)	9,150
Gross profit	—	4,760	288	(4)	5,044
Selling, general and administrative expenses	—	3,780	252	—	4,032
Pre-opening expenses	—	60	7	—	67
Relocation, store closure and lease termination costs	—	10	1	—	11
Operating income	—	910	28	(4)	934
Investment and other income (loss), net of interest expense	—	10	(2)	4	12
Equity in net income of subsidiaries	579	11	48	(638)	—
Income before income taxes	579	931	74	(638)	946
Provision for income taxes	—	357	10	—	367
Net income	$579	$574	$64	$(638)	$579

	September 29, 2013
	Parent/Issuer	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated Total
Sales	$—	$12,167	$897	$(147)	$12,917
Cost of goods sold and occupancy costs	—	7,809	624	(145)	8,288
Gross profit	—	4,358	273	(2)	4,629
Selling, general and administrative expenses	—	3,450	232	—	3,682
Pre-opening expenses	—	46	6	—	52
Relocation, store closure and lease termination costs	—	12	—	—	12
Operating income	—	850	35	(2)	883
Investment and other income (loss), net of interest expense	—	10	(1)	2	11
Equity in net income of subsidiaries	551	11	52	(614)	—
Income before income taxes	551	871	86	(614)	894
Provision for income taxes	—	330	13	—	343
Net income	$551	$541	$73	$(614)	$551

Consolidated Statements of Comprehensive Income with Guarantor Information [Table Text Block]
Consolidated Statements of Comprehensive Income (unaudited)
(In millions)

	Twelve weeks ended July 3, 2016
	Parent/Issuer	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated Total
Net income	$120	$126	$12	$(138)	$120
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	—	(4)	3	—	(1)
Other comprehensive income (loss), net of tax	—	(4)	3	—	(1)
Comprehensive income	$120	$122	$15	$(138)	$119

	Twelve weeks ended July 5, 2015
	Parent/Issuer	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated Total
Net income	$154	$152	$17	$(169)	$154
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	—	5	(2)	—	3
Other comprehensive income (loss), net of tax	—	5	(2)	—	3
Comprehensive income	$154	$157	$15	$(169)	$157

	Forty weeks ended July 3, 2016
	Parent/Issuer	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated Total
Net income	$419	$432	$35	$(467)	$419
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	—	(10)	9	—	(1)
Other comprehensive income (loss), net of tax	—	(10)	9	—	(1)
Comprehensive income	$419	$422	$44	$(467)	$418

	Forty weeks ended July 5, 2015
	Parent/Issuer	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated Total
Net income	$479	$478	$41	$(519)	$479
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	—	(5)	(10)	—	(15)
Other comprehensive income (loss), net of tax	—	(5)	(10)	—	(15)
Comprehensive income	$479	$473	$31	$(519)	$464

Consolidated Statements of Comprehensive Income
(In millions)

	September 27, 2015
	Parent/Issuer	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated Total
Net income	$536	$550	$34	$(584)	$536
Other comprehensive loss, net of tax:
Foreign currency translation adjustments	—	(7)	(14)	—	(21)
Other comprehensive loss, net of tax	—	(7)	(14)	—	(21)
Comprehensive income	$536	$543	$20	$(584)	$515

	September 28, 2014
	Parent/Issuer	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated Total
Net income	$579	$574	$64	$(638)	$579
Other comprehensive loss, net of tax:
Foreign currency translation adjustments	—	—	(8)	—	(8)
Other comprehensive loss, net of tax	—	—	(8)	—	(8)
Comprehensive income	$579	$574	$56	$(638)	$571

	September 29, 2013
	Parent/Issuer	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated Total
Net income	$551	$541	$73	$(614)	$551
Other comprehensive loss, net of tax:
Foreign currency translation adjustments	—	—	(4)	—	(4)
Other comprehensive loss, net of tax	—	—	(4)	—	(4)
Comprehensive income	$551	$541	$69	$(614)	$547

Condensed Consolidated Statements of Cash Flows with Guarantor Information [Table Text Block]
Condensed Consolidated Statements of Cash Flows (unaudited)
(In millions)

	Forty weeks ended July 3,2016
	Parent/Issuer	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated Total
Net cash provided by (used in) operating activities	$(27)	$749	$42	$—	$764
Cash flows from investing activities
Purchase of property plant and equipment	—	(457)	(64)	—	(521)
Purchases of available-for-sale securities	—	(311)	—	—	(311)
Sales and maturities of available-for-sale securities	—	375	—	—	375
Decrease in restricted cash	—	3	—	—	3
Payment for purchase of acquired entities, net of cash acquired	—	—	(11)	—	(11)
Intercompany activity	84	—	—	(84)	—
Other investing activities	—	(12)	—	—	(12)
Net cash provided by (used in) investing activities	84	(402)	(75)	(84)	(477)
Cash flows from financing activities
Purchases of treasury stock	(929)	—	—	—	(929)
Common stock dividends paid	(133)	—	—	—	(133)
Issuance of common stock	17	—	—	—	17
Excess tax benefit related to exercise of team member stock options	4	—	—	—	4
Proceeds from long-term borrowings	999	—	—	—	999
Proceeds from revolving line of credit	300	—	—	—	300
Payments on long-term debt and capital lease obligations	(306)	—	—	—	(306)
Intercompany activity	—	(119)	35	84	—
Other financing activities	(9)	—	—	—	(9)
Net cash provided by (used in) financing activities	(57)	(119)	35	84	(57)
Effect of exchange rate changes on cash and cash equivalents	—	—	5	—	5
Net change in cash and cash equivalents	—	228	7	—	235
Cash and cash equivalents at beginning of period	—	147	90	—	237
Cash and cash equivalents at end of period	$—	$375	$97	$—	$472

Condensed Consolidated Statements of Cash Flows (unaudited)
(In millions)

	Forty weeks ended July 5, 2015
	Parent/Issuer	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated Total
Net cash provided by operating activities	$—	$951	$46	$—	$997
Cash flows from investing activities
Purchase of property plant and equipment	—	(643)	(36)	—	(679)
Purchases of available-for-sale securities	—	(458)	—	—	(458)
Sales and maturities of available-for-sale securities	—	497	—	—	497
Increase in restricted cash	—	(19)	—	—	(19)
Payment for purchase of acquired entities, net of cash acquired	—	—	(4)	—	(4)
Intercompany activity	255	—	—	(255)	—
Other investing activities	—	(8)	—	—	(8)
Net cash provided by (used in) investing activities	255	(631)	(40)	(255)	(671)
Cash flows from financing activities
Purchases of treasury stock	(188)	—	—	—	(188)
Common stock dividends paid	(137)	—	—	—	(137)
Issuance of common stock	61	—	—	—	61
Excess tax benefit related to exercise of team member stock options	10	—	—	—	10
Intercompany activity	—	(259)	4	255	—
Other financing activities	(1)	—	—	—	(1)
Net cash provided by (used in) financing activities	(255)	(259)	4	255	(255)
Effect of exchange rate changes on cash and cash equivalents	—	—	(4)	—	(4)
Net change in cash and cash equivalents	—	61	6	—	67
Cash and cash equivalents at beginning of period	—	96	94	—	190
Cash and cash equivalents at end of period	$—	$157	$100	$—	$257

Condensed Consolidated Statements of Cash Flows
(In millions)

	September 27, 2015
	Parent/Issuer	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated Total
Net cash provided by operating activities	$—	$1,095	$34	$—	$1,129
Cash flows from investing activities
Purchases of property, plant and equipment	—	(803)	(48)	—	(851)
Purchases of available-for-sale securities	—	(494)	—	—	(494)
Sales and maturities of available-for-sale securities	—	928	—	—	928
Purchases of intangible assets	—	(3)	—	—	(3)
Increase in restricted cash	—	(19)	—	—	(19)
Payment for purchase of acquired entities, net of cash acquired	—	—	(4)	—	(4)
Intercompany activity	622	—	—	(622)	—
Other investing activities	—	(12)	—	—	(12)
Net cash provided by (used in) investing activities	622	(403)	(52)	(622)	(455)
Cash flows from financing activities
Purchases of treasury stock	(513)	—	—	—	(513)
Common stock dividends paid	(184)	—	—	—	(184)
Issuance of common stock	66	—	—	—	66
Excess tax benefit related to exercise of team member stock options	11	—	—	—	11
Proceeds from long-term borrowings	—	—	—	—	—
Payments on long-term debt and capital lease obligations	—	—	—	—	—
Intercompany activity	—	(641)	19	622	—
Other financing activities	(2)	—	—	—	(2)
Net cash provided by (used in) financing activities	(622)	(641)	19	622	(622)
Effect of exchange rate changes on cash and cash equivalents	—	—	(5)	—	(5)
Net change in cash and cash equivalents	—	51	(4)	—	47
Cash and cash equivalents at beginning of period	—	96	94	—	190
Cash and cash equivalents at end of period	$—	$147	$90	$—	$237
Condensed Consolidated Statements of Cash Flows
(In millions)

	September 28, 2014
	Parent/Issuer	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated Total
Net cash provided by operating activities	$—	$977	$111	$—	$1,088
Cash flows from investing activities
Purchases of property, plant and equipment	—	(623)	(87)	—	(710)
Purchases of available-for-sale securities	—	(720)	—	—	(720)
Sales and maturities of available-for-sale securities	—	1,054	—	—	1,054
Purchases of intangible assets	—	(20)	—	—	(20)
Decrease in restricted cash	—	2	—	—	2
Payment for purchase of acquired entities, net of cash acquired	—	(32)	(41)	—	(73)
Intercompany activity	698	—	—	(698)	—
Other investing activities	—	(17)	—	—	(17)
Net cash provided by (used in) investing activities	698	(356)	(128)	(698)	(484)
Cash flows from financing activities
Purchases of treasury stock	(578)	—	—	—	(578)
Common stock dividends paid	(170)	—	—	—	(170)
Issuance of common stock	42	—	—	—	42
Excess tax benefit related to exercise of team member stock options	9	—	—	—	9
Proceeds from long-term borrowings	—	—	—	—	—
Payments on long-term debt and capital lease obligations	—	—	—	—	—
Intercompany activity	—	(730)	32	698	—
Other financing activities	(1)	—	—	—	(1)
Net cash provided by (used in) financing activities	(698)	(730)	32	698	(698)
Effect of exchange rate changes on cash and cash equivalents	—	—	(6)	—	(6)
Net change in cash and cash equivalents	—	(109)	9	—	(100)
Cash and cash equivalents at beginning of period	—	205	85	—	290
Cash and cash equivalents at end of period	$—	$96	$94	$—	$190

Condensed Consolidated Statements of Cash Flows
(In millions)

	September 29, 2013
	Parent/Issuer	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated Total
Net cash provided by operating activities	$—	$918	$91	$—	$1,009
Cash flows from investing activities
Purchases of property, plant and equipment	—	(480)	(57)	—	(537)
Purchases of available-for-sale securities	—	(1,252)	—	—	(1,252)
Sales and maturities of available-for-sale securities	—	1,534	—	—	1,534
Purchases of intangible assets	—	(1)	—	—	(1)
Increase in restricted cash	—	(8)	—	—	(8)
Payment for purchase of acquired entities, net of cash acquired	—	(22)	—	—	(22)
Intercompany activity	517	—	—	(517)	—
Other investing activities	—	(3)	—	—	(3)
Net cash provided by (used in) investing activities	517	(232)	(57)	(517)	(289)
Cash flows from financing activities
Purchases of treasury stock	(125)	—	—	—	(125)
Common stock dividends paid	(508)	—	—	—	(508)
Issuance of common stock	81	—	—	—	81
Excess tax benefit related to exercise of team member stock options	37	—	—	—	37
Proceeds from long-term borrowings	—	—	—	—	—
Payments on long-term debt and capital lease obligations	—	—	—	—	—
Intercompany activity	—	(529)	12	517	—
Other financing activities	(2)	—	—	—	(2)
Net cash provided by (used in) financing activities	(517)	(529)	12	517	(517)
Effect of exchange rate changes on cash and cash equivalents	—	—	(2)	—	(2)
Net change in cash and cash equivalents	—	157	44	—	201
Cash and cash equivalents at beginning of period	—	48	41	—	89
Cash and cash equivalents at end of period	$—	$205	$85	$—	$290